Leases (By Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 29,742	$ 35,158
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	29,742	35,158
Israel
Leases [Abstract]
Operating lease right-of-use assets	18,782	22,560
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	18,782	22,560
UNITED STATES
Leases [Abstract]
Operating lease right-of-use assets	10,960	12,598
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 10,960	$ 12,598